Investments in Other Entities	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Investments in Other Entities
Note 10. Investments in Other Entities
As of December 31, 2020 and 2019 the investment in other entities is comprised of the following:

	2020	2019
Investment in Associates and Joint Ventures	Ps. 7,623	Ps. 9,751
As disclosed in Note 3.12.3, on December 31, 2017 the Company changed the method of accounting for its investment in Venezuela from consolidation to the fair value method using a Level 3 concept and recognized a fair value loss on its investment of Ps. 216 during 2019 in OCI. As December 31, 2020 fair value of Venezuela investment is Ps. 0.
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2020	2019	2020	2019
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps. —	Ps. 486
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	181	172
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	720	851

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,335	3,274
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.8%	28.8%	1,945	1,929
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	24.7%	24.7%	446	1,931
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	192	194
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	121	121
Others	Various	Various	Various	Various	683	793
					Ps. 7,623	Ps. 9,751
Accounting method:
(1)The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.

On September 30, 2020, Coca-Cola FEMSA announced that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A..P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, the Company agreed with the buyer that we could receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. The Company estimated the amount of the payments to be received based on the forecasts of the business and calculated their net present value. As of December 31, 2020, the financial asset recognized in the consolidated statement of financial position has a total value of Ps. 8. This transaction is presented in other expenses line of the consolidated income statements. The Company concluded it did not achieve the requirements to be considered as a discontinued operation under IFRS 5.

During 2020 the Company received dividends from Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA") for the amount of Ps. 16. During 2019 the Company received dividends from Promotora Mexicana de Embotelladores, S.A. de C.V. for the amount of Ps. 1.
During 2020 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. and before the sale, for Compañía Panameña de Bebidas, S.A.P.I de C.V. for the amounts of Ps. 23 and Ps. 1,302, respectively, and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. During 2019 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. for the amounts of Ps. 204 and Ps. 111, respectively, and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.
During 2020 the Company recognized impairments on its investments in Compañía Panameña de Bebidas, S.A.P.I de C.V. and Leao Alimentos y Bebidas LTDA. for the amounts of Ps. 1,463 and Ps. 1,038, respectively. During 2019 the Company recognized an impairment on its investment in Compañía Panameña de Bebidas, S.A.P.I de C.V. for the amount of Ps. 948, which was included in other expenses line.
For the years ended December 31, 2020, 2019 and 2018 the equity (loss) earnings recognized for associates were Ps. (124), Ps. 84, and Ps. 44, respectively.
For the years ended December 31, 2020, 2019 and 2018 the equity (loss) earnings recognized for joint ventures were Ps. (157), Ps. (215) and Ps. (270), respectively.